ASSETS HELD FOR SALE - Additional Information (Details) R in Millions, $ in Millions		1 Months Ended	4 Months Ended
	Jan. 01, 2020 USD ($)	Oct. 31, 2019	Aug. 31, 2019	Jan. 01, 2020 ZAR (R)
Statement1 [Line Items]
Ownership interest		40.00%	31.00%
One Hundred Forty Six MW Portfolio South Africa [Member]
Statement1 [Line Items]
Total proceeds (net of foreign exchange contract settlements)	$ 25
South Africa Portfolio [Member]
Statement1 [Line Items]
Total Consideration	$ 18			R 300
Ownership interest	31.00%
Thailand Portfolio [Member]
Statement1 [Line Items]
Total Consideration	$ 94
Ownership interest	31.00%
Brookfield Renewable [Member] | One Hundred Forty Six MW Portfolio South Africa [Member]
Statement1 [Line Items]
Total proceeds (net of foreign exchange contract settlements)	$ 8